Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Trade and Other Payables (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Trade and Other Payables [Abstract]
Trade payables	€ 11,096	€ 16,731
Sales tax liabilities	421	599
Accrued expenses	2,229	819
Trade payables due to related parties	1,069	1,822
Other payables non-financial	357	561
Other payables financial	6,839	333
Total	€ 22,012	€ 20,865